STOCK OPTIONS (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2015	Feb. 28, 2015
Stock Options Tables
Weighted average inputs to the Black-Scholes model used to value the stock options granted
Expected volatility	113.47 - 123.55%
Expected dividend yield	0.00%
Risk-free interest rate	0.67% - 2.27%
Expected Term	6.07 years

Common stock options issued and outstanding
	Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at February 28, 2015	187,342	$23.70	$20,670	8.29
Granted	188,335	8.36	-	-
Exercised	-	-	-	-
Forfeited	534	8.10	-	-
Expired	3,667	10.20	-	-

Outstanding and expected to vest at August 31, 2015	371,476	$16.08	$-	8.78
Exercisable at August 31, 2015	151,209	$22.37	$-	7.83

The following table summarizes common stock options issued and outstanding:

	Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)
Outstanding at February 28, 2014	178,675	$25.50	—	—
Forfeited, cancelled and expired	(41,003)	$23.40	—	—
Issued	49,670	$17.25	—	—
Outstanding and expected to vest at February 28, 2015	187,342	$23.70	$20,670	8.29
Exercisable at February 28, 2015	116,142	$26.70	$17,790	7.67